Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (USD $)				9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014 Foreign Currency Translation [Member]	Sep. 30, 2013 Foreign Currency Translation [Member]	Sep. 30, 2014 Pension and Other Post-retirement Benefits [Member]	Sep. 30, 2013 Pension and Other Post-retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	$ (14,799,000)	$ (6,771,000)	$ (41,200,000)	$ (1,500,000)	$ (2,800,000)	$ (5,300,000)	$ (40,800,000)
Net gain (loss) on foreign currency translation				(8,100,000)	500,000
Amortization of unrecognized loss included in net loss, net of tax						100,000	1,900,000
Accumulated other comprehensive loss, End of period	$ (14,799,000)	$ (6,771,000)	$ (41,200,000)	$ (9,600,000)	$ (2,300,000)	$ (5,200,000)	$ (38,900,000)